Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Finance Receivables on Nonaccrual Status

As of March 31, 2015 and 2016, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2015	2016
Retail	7,629	8,107
Finance leases	5,562	682
Wholesale	11,573	16,122
Real estate	8,592	16,801
Working capital	446	822

	33,802	42,534

Finance Receivables 90 Days or More Past Due and Accruing

As of March 31, 2015 and 2016, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2015	2016
Retail	28,147	23,419
Finance leases	3,954	3,984

	32,101	27,403